Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Inventories
(a)	Inventories as of December 31, 2021 and 2022 are as follows:

(in millions of Won)	2021		2022
Finished goods	￦	2,583,191	2,508,370
Merchandise		1,326,736	1,237,203
Semi-finished goods		2,902,717	3,453,150
Raw materials		3,777,112	4,171,049
Fuel and materials		917,906	1,109,100
Construction inventories		1,597,719	1,131,776
Materials-in-transit		3,051,786	2,738,439
Others		101,133	100,873

		16,258,300	16,449,960

Less: Allowance for inventories valuation		(161,929)	(316,557)

	￦	16,096,371	16,133,403

Changes of Allowance for Inventories Valuation
(b)	The changes in allowance for inventories valuation for the years ended December 31, 2020, 2021 and 2022 were as follows:

(in millions of Won)	2020		2021	2022
Beginning	￦	216,143	131,642	161,929
Loss on valuation of inventories		54,014	78,783	259,678
Utilization on sale of inventories		(132,707)	(49,528)	(97,749)
Others		(5,808)	1,032	(7,301)

Ending	￦	131,642	161,929	316,557